Discontinued UK and Europe operations	12 Months Ended
Dec. 31, 2019
Discontinued UK and Europe operations
Discontinued UK and Europe operations

D2    Discontinued UK and Europe operations

On 21 October 2019, the Group completed the demerger of its UK and Europe operations (M&G plc) from the Group, resulting in two separately listed companies. The Group’s UK and Europe operations have been reclassified as discontinued operations in these consolidated financial statements in accordance with IFRS 5 ‘Non-current assets held for sale and discontinued operations’.

The results and cash flows for the discontinued UK and Europe operations presented in the consolidated financial statements for the period of ownership up to the demerger in October 2019 are analysed below.

Income statement

	2019 $m	2018 $m	2017 $m
Earned premiums, net of reinsurance	10,920	(101)	15,565
Investment return and other incomenote (1)	22,292	(2,386)	20,550
Total revenue, net of reinsurance	33,212	(2,487)	36,115
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance	(26,975)	6,645	(29,677)
Acquisition costs and other expenditure	(4,143)	(3,296)	(4,230)
Total charges, net of reinsurance	(31,118)	3,349	(33,907)
Discontinued UK and Europe operations' profit before tax	2,094	862	2,208
Re-measurement of the UK and Europe operations on demergernote (2)	188	—	—
Cumulative exchange loss recycled from other comprehensive income	(2,668)	—	—
(Loss) profit before tax	(386)	862	2,208
Tax (charge) creditnote (3)	(775)	280	(875)
(Loss) profit for the year from discontinued operations	(1,161)	1,142	1,333

Notes

(1)	Includes share of profits from joint ventures and associates, net of related tax.
(2)

The re-measurement of the discontinued UK and Europe operations on demerger reflects the difference between the fair value of the UK and Europe operations and its net assets at the date of the demerger.

(3)	The tax (charge) credit wholly relates to the tax on the ordinary profits of the discontinued UK and Europe operations.

Other comprehensive income

	2019 $m	2018 $m	2017 $m
Cumulative exchange loss recycled through profit or loss	2,668	—	—
Other items, net of related tax	203	(605)	1,023
Other comprehensive income for the year from discontinued operations, net of related tax	2,871	(605)	1,023

The profit and other comprehensive income for the period from the discontinued UK and Europe operations were wholly attributable to the equity holders of the Company.

Cash flows

	2019 $m	2018 $m	2017 $m
Cash flows from operating activities	2,375	5	318
Cash flows from investing activities	(454)	(478)	1,316
Cash flows from financing activities*	—	(137)	(16)
Cash and cash equivalents divested on demerger	(7,611)	—	—
Net cash flows in the year	(5,690)	(610)	1,618
Net cash flows between discontinued and continuing operations*	(436)	(842)	(847)
Cash and cash equivalents at beginning of year	6,048	7,857	6,258
Effect of exchange rate changes on cash and cash equivalents	78	(357)	828
Cash and cash equivalents on the consolidated statement of financial position at end of year	—	6,048	7,857

*

The net cash flows between discontinued and continuing operations represents the net cash paid for dividend and other items from discontinued operations to continuing operations. In 2019, the net cash flows of $(436) million primarily include pre-demerger dividend of $(3,841) million, other dividends of $(684) million offset by payment for the transfer of debt to M&G plc from Prudential plc prior to the demerger of $4,161 million.